Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (3,747)	$ (8,453)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Depreciation and amortization	105	158
(Credit) provision for loan losses	(149)	3,645
Deferred income taxes	0	772
Decrease in income taxes receivable	772	2,805
Gain on sale of securities	(153)	(1,350)
Loss on early extinguishment of debt	0	3,699
Net amortization of fees, premiums and discounts	124	(345)
Decrease in accrued interest receivable	145	444
Decrease (increase) in other assets	262	(249)
Loss on sale of foreclosed real estate	186	243
Write-down of foreclosed real estate	772	126
Increase in official checks and other liabilities	798	184
Net cash (used in) provided by operating activities	(885)	1,679
Cash flows from investing activities:
Purchases of securities	(5,048)	(24,328)
Principal repayments and calls of securities	15,299	11,389
Proceeds from sale of securities	10,961	44,869
Net decrease in loans	15,310	16,740
Purchase of premises and equipment, net		(13)
Proceeds from sale of foreclosed real estate, net	3,704	1,951
Redemption of Federal Home Loan Bank stock	1,014	378
Net cash provided by investing activities	41,240	50,986
Cash flows from financing activities:
Net decrease in deposits	(40,343)	(3,444)
Proceeds from sale of common stock	8,636	0
Repayment of other borrowings	0	(44,764)
Repayments of Federal Home Loan Bank advances	0	(26,735)
Net decrease in advanced payment by borrowers for taxes and insurance	(239)	(139)
Net cash used in financing activities	(31,946)	(75,082)
Net increase (decrease) in cash and cash equivalents	8,409	(22,417)
Cash and cash equivalents at beginning of the year	14,367	36,784
Cash and cash equivalents at end of the year	22,776	14,367
Supplemental disclosure of cash flow information:
Interest	3,283	4,917
Income taxes	0	0
Noncash transactions:
Change in accumulated other comprehensive loss, net change in unrealized loss on securities available for sale	938	0
Transfer of securities held to maturity to available for sale	50,534	0
Loans transferred to foreclosed real estate	9,093	533
Loans made in connection with sale of foreclosed real estate	0	485
Reverse stock split	$ 0	$ 25